Document and Entity Information	Dec. 19, 2023
Cover [Abstract]
Entity Registrant Name	ENANTA PHARMACEUTICALS INC
Amendment Flag	false
Entity Central Index Key	0001177648
Document Type	8-K
Document Period End Date	Dec. 19, 2023
Entity Incorporation State Country Code	DE
Entity File Number	001-35839
Entity Tax Identification Number	04-3205099
Entity Address, Address Line One	500 Arsenal Street
Entity Address, City or Town	Watertown
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02472
City Area Code	(617)
Local Phone Number	607-0800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	ENTA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false